Basis of preparation and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2022
Basis of preparation and statement of compliance
Schedule of subsidiaries

As of December 31, 2022, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its fully-owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

	Date of incorporation	Percent of Ownership Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

December 31, 2022			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(54,746)	691	208	(54,274)
Total assets	112,289	8,676	4,962	116,004
Shareholders’ equity	44,797	1,111	(5)	45,476

Schedule of exchange rates

Exchange rate (USD per EUR)	As of December 31, 2022	As of December 31, 2021
Average exchange rate for the year	1.0530	1.1827
Exchange rate at year end	1.0666	1.1326